Operating segments - Summary of Revenue from Sales Based on Destination (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Sales	$ 46,809,842	$ 29,577,804
CANADA
Disclosure Of Geographical Areas [Line Items]
Sales	17,763,182	14,525,570
UNITED STATES
Disclosure Of Geographical Areas [Line Items]
Sales	27,579,333	14,936,087
Other Countries
Disclosure Of Geographical Areas [Line Items]
Sales	$ 1,467,327	$ 116,147